SUPPLEMENT
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2000
                                       FOR
                 PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

                      JACKSON NATIONAL SEPARATE ACCOUNT III

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the Investment Company Act, as amended (the "1940 Act"), a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. However, the staff of the Securities and Exchange Commission has taken the position that amounts received by the Distributor or an affiliate as an introducing broker-dealer under the Plan should be reflected in the expenses of the Series of the Trust. Therefore, the table below estimates what each Series' distribution fee and its resulting total and net expenses, will be deemed to be as a result of the implementation of the Plan. This table should replace the table located on page 3 of the Separate Account prospectus.


                                                                         Management                                  Total
                                                                             and         Estimated                   Series
                                                                       Administrative   Distribution  Other          Annual
                                                                             Fee        (12b-1) Fees   Expenses     Expenses
---------------------------------------------------------------------- ---------------- ------------- ----------- -------------
JNL/Alliance Growth Series                                                   .88%           .02%          0%           .90%
----------------------------------------------------------------------
JNL/J.P. Morgan International & Emerging Markets Series                     1.08%           .03%          0%          1.11%
----------------------------------------------------------------------
JNL/Janus Aggressive Growth Series                                          1.01%           .01%          0%          1.02%
----------------------------------------------------------------------
JNL/Janus Global Equities Series*                                           1.06%           .02%          0%          1.08%
----------------------------------------------------------------------
JNL/Janus Growth & Income Series                                            1.03%           .04%          0%          1.07%
----------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series                                           .80%           .01%+         0%           .81%
----------------------------------------------------------------------
JNL/Putnam Growth Series                                                     .97%           .01%          0%           .98%
----------------------------------------------------------------------
JNL/Putnam International Equity Series                                      1.18%           .05%          0%          1.23%
----------------------------------------------------------------------
JNL/Putnam Midcap Growth Series                                             1.05%           .08%          0%          1.13%
----------------------------------------------------------------------
JNL/Putnam Value Equity Series                                               .98%           .02%          0%          1.00%
----------------------------------------------------------------------
JNL/S&P Conservative Growth Series II**                                      .20%            0%           0%           .20%
----------------------------------------------------------------------
JNL/S&P Moderate Growth Series II**                                          .20%            0%           0%           .20%
----------------------------------------------------------------------
JNL/S&P Aggressive Growth Series II**                                        .20%            0%           0%           .20%
----------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series II**                                   .20%            0%           0%           .20%
----------------------------------------------------------------------
JNL/S&P Equity Growth Series II**                                            .20%            0%           0%           .20%
----------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series II**                                 .20%            0%           0%           .20%
----------------------------------------------------------------------
Lazard/JNL Mid Cap Value Series                                             1.08%           .05%          0%          1.13%
----------------------------------------------------------------------
Lazard/JNL Small Cap Value Series                                           1.15%           .03%          0%          1.18%
----------------------------------------------------------------------
PPM America/JNL Money Market Series                                          .70%            0%           0%           .70%
----------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series                                         .90%           .01%          0%           .91%
----------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series                                      .95%           .01%+         0%           .96%
----------------------------------------------------------------------
Salomon Brothers/JNL High Yield Bond Series                                  .90%           .01%+         0%           .91%
----------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series                                     1.03%           .01%+         0%          1.04%
----------------------------------------------------------------------




On page 4 under the section labeled "Examples" should be replaced in its entirety with the following:

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


----------------------------------------------------------------------------- --------- --------- --------- ---------
                                                                                 1         3         5         10
                                                                                year     years    years     years
----------------------------------------------------------------------------- --------- --------- --------- ---------
JNL/Alliance Growth Division                                                     $25       $76      $130      $277
JNL/J.P. Morgan International & Emerging Markets Division                         27        82       140       298
JNL/Janus Aggressive Growth Division                                              26        79       136       289
JNL/Janus Global Equities Division                                                26        81       139       295
JNL/Janus Growth & Income Division                                                26        81       138       294
JNL/PIMCO Total Return Bond Division                                              24        73       125       268
JNL/Putnam Growth Division                                                        25        78       134       285
JNL/Putnam International Equity Division                                          28        86       146       309
JNL/Putnam Midcap Growth Division                                                 27        83       141       300
JNL/Putnam Value Equity Division                                                  26        79       135       287
JNL/S&P Conservative Growth Division II                                           18        55        94       204
JNL/S&P Moderate Growth Division II                                               18        55        94       204
JNL/S&P Aggressive Growth Division II                                             18        55        94       204
JNL/S&P Very Aggressive Growth Division II                                        18        55        94       204
JNL/S&P Equity Growth Division II                                                 18        55        94       204
JNL/S&P Equity Aggressive Growth Division II                                      18        55        94       204
Lazard/JNL Mid Cap Value Division                                                 27        83       141       300
Lazard/JNL Small Cap Value Division                                               27        84       144       304
PPM America/JNL Money Market Division                                             23        70       120       257
Salomon Brothers/JNL Balanced Division                                            25        76       130       278
Salomon Brothers/JNL Global Bond Division                                         25        78       133       283
Salomon Brothers/JNL High Yield Bond Division                                     25        76       130       278
T. Rowe Price/JNL Mid-Cap Growth Division                                         26        80       137       291

---------

* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.

** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.


This Supplement is dated December 18, 2000.

(To be used with VC3657 Rev. 09/00)